Summary of Significant Accounting Policies (Policies) - EBP 011	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting

Basis of accounting

The accompanying financial statements have been prepared on the modified cash basis of accounting and present the net assets available for benefits and changes in those net assets. Consequently, contributions and the related assets are recognized when received rather than when earned and benefits paid and withdrawals are recognized when paid rather than when the obligations are incurred. The modified cash basis of accounting is a basis of accounting other than accounting principles generally accepted in the United States of America.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with the modified cash basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions to net assets available for benefits during the reporting period. Actual results could differ from those estimates. See Note 4 for discussion of significant estimates used to measure investments.

Investments valuation and income recognition

Investments valuation and income recognition

Participants may direct the allocation of amounts deferred to the available investment options. Provisions of the Plan allow participant contributions in 1% increments to be invested in any of the available options. The Plan provides for investments in a guaranteed investment contract (“GIC”), common collective trust funds, a unitized Company stock fund, and mutual funds. The Plan’s investments are stated at fair value (except for fully benefit-responsive investment contracts, which are reported at contract value). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 for further discussion of fair value of investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.
Notes receivable from participants

Notes receivable from participants

Notes receivable from participants are recorded at their unpaid principal balance. Interest income is recorded on a cash basis and any related fees are recorded as administrative expenses when incurred. Delinquent notes from participants are reclassified as distributions based upon provision of the Plan document. Participant loans are considered delinquent if any payment of principal and interest, or any portion thereof, remains unpaid for more than 90 days after due.

Contributions	Contributions Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which employee contributions are withheld from compensation.
Benefits paid to participants

Benefits paid to participants

Benefits paid to participants are recorded as a reduction of net assets available for benefits when paid. For all employees who have terminated with an account balance between $1,000 and $5,000, the Plan Administrator has the right to automatically rollover the balance to an individual retirement plan designated by the Administrator, at the expense of the Plan. For terminated employees with a vested account balance less than $1,000, a check will be issued to the participant.

Forfeitures

Forfeitures

Forfeitures may be used to reduce future employer contributions or to pay administrative expenses. The Plan did not use unvested amounts to pay administrative expenses in the current year. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $2,043 and $3,835, respectively. During the year ended December 31, 2025, $1,792 of forfeitures was used to offset employer contributions. No amounts were used to pay administrative expenses during 2025.

Subsequent events

Subsequent events

Management of the Plan evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements. The accompanying financial statements consider events through June 26, 2026, the date which the financial statements were issued.

Risks and uncertainties

Risks and uncertainties

The Plan and its participants invest in various investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investment securities, it is possible that changes in the value of investment securities will occur at any given time, and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.